CONCENTRATION AND RISKS - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Concentration and risks
Revenue	¥ 2,493,386	$ 351,186	¥ 3,232,731	¥ 5,303,835
Contract With Xiaomi | Viomi-branded products
Concentration and risks
Revenue	¥ 158,331		¥ 248,665	¥ 274,452